Presentation of the financial statements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Presentation of the financial statements
1. Presentation of the financial statements

Description of business
GSK is a major global healthcare group which is engaged in the creation and discovery, development, manufacture and marketing of pharmaceutical products, vaccines, over-the-counter
(OTC) medicines and health-related consumer products. GSK’s principal pharmaceutical products include medicines in the following therapeutic areas: respiratory, HIV, immuno-inflammation,
oncology, anti-virals, central nervous system, cardiovascular and urogenital, metabolic, anti-bacterials and dermatology.
Compliance with applicable law and IFRS
The financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and the International Financial Reporting Standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. The financial statements have also been prepared in accordance with International Financial Reporting Standards as issued by the IASB.
Composition of financial statements
The consolidated financial statements are drawn up in Sterling, the functional currency of GlaxoSmithKline plc, and in accordance with IFRS accounting presentation. The financial statements comprise:

•	Consolidated income statement

•	Consolidated statement of comprehensive income

•	Consolidated balance sheet

•	Consolidated statement of changes in equity

•	Consolidated cash flow statement

•	Notes to the financial statements.
Composition of the Group
A list of the subsidiaries and associates which, in the opinion of the Directors, principally affected the amount of profit or net assets of the Group is given in Note 45, ‘Principal Group companies’.
Financial period
These financial statements cover the financial year from 1 January to 31 December 2020, with comparative figures for the financial years from 1 January to 31 December 2019 and, where appropriate, from 1 January to 31 December 2018.
Accounting principles and policies
The financial statements have been prepared using the historical cost convention modified by the revaluation of certain items, as stated in the accounting policies, and on a going concern basis.
The financial statements have been prepared in accordance with the Group’s accounting policies approved by the Board and described in Note 2, ‘Accounting principles and policies’. Information on the application of these accounting policies, including areas of estimation and judgement is given in Note 3, ‘Key accounting judgements and estimates’.
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Parent company financial statements
The financial statements of the parent company, GlaxoSmithKline plc, have been prepared in accordance with UK GAAP and with UK accounting presentation. The company balance sheet is presented on page 238 and the accounting policies are given on pages 239 and 240.